Accounts Receivable	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable
ACCOUNTS RECEIVABLE

(in millions of Canadian dollars)	NOTE	2017	2016
Accounts receivable - Trade		526	465
Receivables from related parties	28	35	39
Less: provision for doubtful accounts		(7)	(6)
Trade receivables - net		554	498
Provisions for volume rebates		(45)	(35)
Other		54	61
		563	524

As at December 31, 2017, trade receivables of $143 million (December 31, 2016 - $118 million) were past due but not impaired.

The aging of these trade receivables at each reporting date is as follows:

(in millions of Canadian dollars)	2017	2016
Past due 1-30 days	73	69
Past due 31-60 days	30	22
Past due 61-90 days	10	8
Past due 91 days and over	30	19
	143	118

Movements in the Corporation's allowance for doubtful accounts are as follows:

(in millions of Canadian dollars)	2017	2016
Balance at beginning of year	6	12
Provision for doubtful accounts, net of unused beginning balance	2	(3)
Receivables written off during the year as uncollectable	(1)	(3)
Balance at end of year	7	6

The change in the provision for doubtful accounts has been included in “Selling and administrative expenses” in the consolidated statement of earnings.

The maximum exposure to credit risk at the reporting date approximates the carrying value of each class of receivable mentioned above.